Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Income (Loss) from Equity Method Investments	$ 2,767	$ 3,432	$ 244
Depreciation, Depletion and Amortization	93,582	97,551	99,033
Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Income (Loss) from Equity Method Investments	2,767	3,432	244
Depreciation, Depletion and Amortization	$ 93,582	$ 97,551	$ 99,033